Equity - Schedule of changes in treasury shares (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reserves within equity [Line Items]
Beginning balance, ordinary shares	3,896,734,000	3,891,728,000	3,885,790,000
Issue of shares	3,934,000	5,006,000	5,938,000
Ending balance, ordinary shares	3,900,669,000	3,896,734,000	3,891,728,000
Opening balance	€ (10)	€ (11)	€ (15)
Purchased/sold	5	1	4
Closing balance	€ (4)	€ (10)	€ (11)
Treasury Shares [member]
Disclosure of reserves within equity [Line Items]
Beginning balance, ordinary shares	919,387	1,137,701	944,257
Issue of shares	(347,716)	(218,314)	193,444
Ending balance, ordinary shares	571,671	919,387	1,137,701